SUBSEQUENT EVENTS (Details Narrative) - $ / shares	1 Months Ended
	Jun. 30, 2026	Aug. 31, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Offer issue and sell value	150,000,000
Subsequent Event [Member] | Suqian Asgard Energy Service Co Ltd [Member]
Subsequent Event [Line Items]
Percentage of effective ownership		100.00%
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001